Contents of Significant Accounts - Inventories, Net - Additional Information (Detail) - TWD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes Of Inventories [Abstract]
Inventories recognized in operating costs	$ 145,979,000,000	$ 135,856,000,000	$ 133,143,000,000
Write-down of inventories	98,000,000
Inventories pledged	$ 0	0
Reversal of write-down of inventories		$ 426,000,000	$ 272,000,000